NOTE 13. OTHER ASSETS	12 Months Ended
Dec. 31, 2021
NOTE 13. OTHER ASSETS

NOTE 13. OTHER ASSETS

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Prepayments	-	50,382
Trade deposits	432,236	692,026
Other deposits	1,574,128	1,347,360
VAT receivable	272	129
	2,006,636	2,089,897